FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%
Net income (loss)	$ 415.0	$ (296.3)
Other comprehensive income from continuing operations	191.8	(1.4)
USD | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	2.1	0.6
Other comprehensive income from continuing operations	(10.5)	(15.7)
EUR | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income (loss)	0.6	(1.3)
Other comprehensive income from continuing operations	$ (1.1)	$ (1.9)